Taxes on Income (Schedule of income tax paid, by individual jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Domestic (Israel)	$ 123
Total cash paid for income taxes, net of refunds	2,650	$ 1,127	$ 2,839
Foreign Tax Jurisdiction [Member] | USA [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	212
Foreign Tax Jurisdiction [Member] | India [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	1,818
Foreign Tax Jurisdiction [Member] | Brazil [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	186
Foreign Tax Jurisdiction [Member] | Other Countries [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	$ 311